111 Huntington Ave., Boston, Massachusetts  02199-7632

Phone 617-954-5000

February 24, 2017

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:

MFS® Variable Insurance Trust III (the “Trust”) (File Nos. 333-59093 and 811-08879) on behalf of MFS® Blended Research® Small Cap Equity Portfolio (the “Fund”); Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to (1) the Securities Act of 1933, as amended and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended and (3) Regulation S-T, please find Post-Effective Amendment No. 45 to the Registration Statement of the Trust (the “Amendment”), marked to indicate all changes from Post-Effective Amendment No. 43 to the above-captioned Registration Statement.

This Amendment is being filed for the purpose of incorporating changes to the Fund’s “Principal Investment Strategies” disclosure, and in connection therewith, making certain other minor and conforming changes.

Additionally, the wording “report does not exist” appears throughout the Prospectus and will be replaced in each instance with the appropriate required information in the 485(b) filing.

If you have any questions concerning the foregoing, please call Nick Pirrotta at (617) 954-5846.

Sincerely,

SUSAN A. PEREIRA
Susan A. Pereira
Vice President and Senior Counsel

SAP/bjn
enclosures